Investments in affiliated companies (Tables)	12 Months Ended
Mar. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Summarized Combined Financial Information Provided by Equity Investees

The summarized combined financial information that is based on information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements is shown below:

Balance Sheets

	Yen in millions
	March 31
	2017	2018
Current assets	361,492	404,658
Noncurrent assets	834,765	868,455
Current liabilities	248,450	273,067
Noncurrent liabilities and noncontrolling interests	761,546	768,007
Percentage of ownership in equity investees	20%-50%	20%-50%

Statements of Income

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Net revenues	358,256	387,229	468,933
Operating income	32,884	37,800	56,729
Net income attributable to controlling interests	8,388	11,529	27,301
Percentage of ownership in equity investees	20%-50%	20%-50%	20%-50%

Account Balances and Transactions with Affiliated Companies Accounted for under Equity Method

Account balances and transactions with affiliated companies accounted for under the equity method are presented below. There are no other material transactions or account balances with any other related parties.

	Yen in millions
	March 31
	2017	2018
Accounts receivable, trade	10,873	15,516
Accounts payable, trade	2,525	2,568
Short-term borrowings	20,650	22,849
Capital lease obligations	10,105	13,294

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Sales	33,569	31,238	45,415
Purchases	2,259	1,966	3,180
Lease payments	32,291	16,492	7,749